Accounts and Other Receivables and Contract Assets - Summary of Detailed Information About Movements In Provision for Impairment Losses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [abstract]
At the beginning balance	¥ 401,626	¥ 252,324	¥ 225,069
Impairment loss recognized in the consolidated statement of comprehensive income	1,499,344	794,116	723,774
Written off during the year	(1,283,858)	(839,243)	(835,572)
Recovery of receivables written off previously	71,266	194,429	139,053
At the ending Balance	¥ 688,378	¥ 401,626	¥ 252,324